Investment	12 Months Ended
Mar. 31, 2023
Investment in Equity Investee [Abstract]
Investment

10. Investments

Investments, consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Investment	96	457	5.6
Total	96	457	5.6

During the year ended March 31, 2022, the Company entered in a non-binding obligation with M/s Premier Energies limited (“Premier/ Manufacturer”), a solar module manufacturing company, relating to execution of tender received from SECI. During Fiscal Year 2021-22, the Company invested INR 94 million in equity shares of Premier Energies International Private Limited (“PEIPL”). During the current year, the Company further invested INR 43 million (US$0.5 million) in equity shares (without dividend rights) and INR 319 million (US$3.9 million) in Compulsory Convertible Debentures of PEIPL. During the current year, the Company has entered into related module supply agreements and share and debentures subscription agreements with Premier. The Company is entitled for return of 10% p.a. on investment made under the agreement.